Average Annual Total Returns - Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bull 3X Shares 1 Year	Direxion Daily Financial Bull 3X Shares 5 Years	Direxion Daily Financial Bull 3X Shares 10 Years	Direxion Daily Financial Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Financial Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Financial Bull 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Financial Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Financial Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Financial Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000® Index – Financials (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index – Financials (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index – Financials (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(35.21%)	16.58%	18.38%	(35.36%)	16.38%	18.28%	(20.84%)	13.37%	15.81%	7.23%	13.30%	12.40%